Property and Equipment, Net - Schedule of Depreciation Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation	¥ 20,287	$ 2,914	¥ 5,854	¥ 1,027
Cost of Revenues [Member]
Property, Plant and Equipment [Line Items]
Depreciation	4,095		810	90
Sales and Marketing Expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation	12,801		3,865	782
Research and Development Expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation	2,729		894	110
General and Administrative Expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation	¥ 662		¥ 285	¥ 45